UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.77%
Consumer Discretionary - 29.59%
Brunswick Corp.	122,400	$4,620,600	1.87%
Cabelas, Inc. (a)	92,200	6,328,608	2.55%
DineEquity, Inc.	59,000	4,110,530	1.66%
Drew Industries, Inc.	115,700	4,724,031	1.91%
Fifth & Pacific Companies, Inc. (a)	260,500	6,205,110	2.50%
Jarden Corp. (a)	111,200	5,056,264	2.04%
Lithia Motors, Inc.	104,200	6,798,008	2.74%
Lowes Companies, Inc.	113,700	5,068,746	2.04%
Mohawk Industries, Inc. (a)	41,300	4,914,287	1.98%
Papa Johns International, Inc. (a)	80,700	5,395,602	2.18%
Pier 1 Imports, Inc.	197,800	4,648,300	1.88%
PVH Corp.	37,100	4,889,409	1.97%
Service Corp International	283,200	5,372,304	2.17%
The Home Depot, Inc.	65,900	5,208,077	2.10%
		73,339,876	29.59%
Energy - 1.95%
Targa Resources Corp.	70,900	4,833,253	1.95%
		4,833,253	1.95%
Financials - 5.93%
American International Group, Inc. (a)	116,000	5,279,160	2.13%
Fidelity National Financial, Inc. - Class A	172,100	4,213,008	1.70%
Stewart Information Services Corp.	168,300	5,205,519	2.10%
		14,697,687	5.93%
Health Care - 7.93%
Brookdale Senior Living, Inc. (a)	155,700	4,533,984	1.83%
Catamaran Corp. (a)(b)	82,900	4,377,120	1.77%
CIGNA Corp.	72,900	5,673,807	2.29%
MWI Veterinary Supply, Inc. (a)	35,600	5,061,252	2.04%
		19,646,163	7.93%
Industrials - 38.72%
American Woodmark Corp. (a)	140,100	4,860,069	1.96%
Apogee Enterprises, Inc.	177,837	4,758,918	1.92%
Avis Budget Group, Inc. (a)	186,700	5,907,188	2.38%
Beacon Roofing Supply, Inc. (a)	115,700	4,719,403	1.90%
Carlisle Companies, Inc.	65,500	4,436,970	1.79%
Celadon Group, Inc.	214,900	4,321,639	1.74%
Delta Air Lines, Inc. (a)	307,900	6,536,717	2.64%
DXP Enterprises Inc. (a)	73,800	5,092,200	2.06%
Emcor Group, Inc.	116,000	4,788,480	1.93%
Hertz Global Holdings, Inc. (a)	228,100	5,841,641	2.36%
Innerworkings, Inc. (a)	321,965	3,760,551	1.52%
Lennox International, Inc.	74,900	5,379,318	2.17%
Steelcase, Inc.	333,600	5,084,064	2.05%
Team, Inc. (a)	98,900	3,875,891	1.56%
Terex Corp. (a)	127,400	3,755,752	1.52%
Toro Co.	97,200	4,790,016	1.93%
Trimas Corp. (a)	142,900	5,291,587	2.14%
UniFirst Corp.	52,900	5,185,258	2.09%
USG Corp. (a)	146,200	3,674,006	1.48%
Valmont Industries, Inc.	28,000	3,909,920	1.58%
		95,969,588	38.72%
Materials - 10.65%
A Schulman, Inc.	138,500	3,711,800	1.50%
Avery Dennison Corp.	111,300	4,978,449	2.01%
Axiall Corp.	74,800	3,297,184	1.33%
Innospec, Inc.	108,200	4,643,944	1.87%
Stepan Co.	71,400	4,274,004	1.72%
Worthington Industries, Inc.	153,500	5,490,695	2.22%
		26,396,076	10.65%
TOTAL COMMON STOCKS (Cost $200,493,720)		234,882,643	94.77%

RIGHTS - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	5,225	0.00%
TOTAL RIGHTS (Cost $0)		5,225	0.00%

PARTNERSHIPS - 3.63%
Energy - 3.63%
Calumet Specialty Products Partners LP	123,100	4,041,373	1.63%
Genesis Energy LP	99,700	4,970,045	2.00%
TOTAL PARTNERSHIPS (Cost $8,087,962)		9,011,418	3.63%

SHORT-TERM INVESTMENTS - 1.79%
Money Market Funds - 1.79%
Fidelity Government Portfolio - Institutional Class
0.01% (d)	4,447,217	4,447,217	1.79%
TOTAL MONEY MARKET FUNDS (Cost $4,447,217)		4,447,217	1.79%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,447,217)		4,447,217	1.79%

Total Investments (Cost $213,028,899) - 100.19%		248,346,503	100.19%
Liabilities in Excess of Other Assets - (0.19)%		(463,239)	(0.19)%
TOTAL NET ASSETS - 100.00%		$247,883,264	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) Security is fair valued.
(d) The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$213,537,633
Gross unrealized appreciation	38,703,939
Gross unrealized depreciation	(3,895,069)
Net unrealized appreciation	$34,808,870

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$73,339,876	$-	$-	$73,339,876
Energy	4,833,253	-	-	4,833,253
Financials	14,697,687	-	-	14,697,687
Health Care	19,646,163	-	-	19,646,163
Industrials	95,969,588	-	-	95,969,588
Materials	26,396,076	-	-	26,396,076
Total Common Stock	$234,882,643	$-	$-	$234,882,643

Rights	$-	$-	$5,225	$5,225

Partnerships
Energy	$9,011,418	$-	$-	$9,011,418
Total Partnerships	$9,011,418	$-	$-	$9,011,418

Short-Term Investments
Money Market Funds	$4,447,217	$-	$-	$4,447,217
Total Short-Term Investments	$4,447,217	$-	$-	$4,447,217

Total Investments in Securities	$248,341,278	$-	$5,225	$248,346,503

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

	Rights
Balance as of October 31, 2012	$5,225
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of July 31, 2013	$5,225

Change in unrealized appreciation/depreciation during the period for
level 3 investments held at July 31, 2013	$-

The Level 3 investments as of July 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 93.21%
Consumer Discretionary - 36.78%
Chico's FAS, Inc.	324,000	$5,550,120	2.56%
Dillards, Inc.	72,000	6,078,960	2.80%
Jarden Corp. (a)	180,450	8,205,061	3.78%
KB Home	372,400	6,610,100	3.04%
Meritage Homes Corp. (a)	162,500	7,354,750	3.39%
Mohawk Industries, Inc. (a)	70,500	8,388,795	3.87%
Pier 1 Imports, Inc.	302,500	7,108,750	3.28%
PVH Corp.	54,800	7,222,092	3.33%
Standard Pacific Corp. (a)	895,300	7,323,554	3.37%
Thor Industries, Inc.	141,900	7,669,695	3.53%
Whirlpool Corp.	62,100	8,317,674	3.83%
		79,829,551	36.78%
Energy - 7.55%
Exterran Holdings, Inc. (a)	301,900	9,585,325	4.42%
HollyFrontier Corp.	149,400	6,805,170	3.13%
		16,390,495	7.55%
Financials - 6.81%
First American Corp.	262,200	5,959,806	2.75%
The Geo Group, Inc.	253,693	8,808,221	4.06%
		14,768,027	6.81%
Health Care - 4.62%
Parexel International Corp. (a)	202,900	10,033,405	4.62%
Industrials - 24.34%
A.O. Smith Corp.	202,900	8,383,828	3.86%
Beacon Roofing Supply, Inc. (a)	193,600	7,896,944	3.64%
Masco Corp.	385,200	7,904,304	3.64%
Snap-On, Inc.	78,400	7,436,240	3.43%
US Airways Group, Inc. (a)	464,200	8,982,270	4.14%
USG Corp. (a)	231,500	5,817,595	2.68%
Valmont Industries, Inc.	45,900	6,409,476	2.95%
		52,830,657	24.34%
Materials - 13.11%
Axiall Corp.	155,800	6,867,664	3.17%
Chemtura Corp. (a)	349,900	7,823,764	3.61%
Huntsman Corp.	361,700	6,517,834	3.00%
W.R. Grace & Co. (a)	94,000	7,221,080	3.33%
		28,430,342	13.11%
TOTAL COMMON STOCKS (Cost $168,168,147)		202,282,477	93.21%

PARTNERSHIPS - 2.95%
Energy - 2.95%
Calumet Specialty Products Partners LP	195,100	6,405,133	2.95%
TOTAL PARTNERSHIPS (Cost $5,790,534)		6,405,133	2.95%

SHORT-TERM INVESTMENTS - 3.95%
Money Market Funds - 3.95%
Fidelity Government Portfolio - Institutional Class
0.01% (b)	8,581,539	8,581,539	3.95%
TOTAL MONEY MARKET FUNDS (Cost $8,581,539)	8,581,539	3.95%
TOTAL SHORT-TERM INVESTMENTS (Cost $8,581,539)	8,581,539	3.95%

Total Investments (Cost $182,540,220) - 100.11%	217,269,149	100.11%
Liabilities in Excess of Other Assets - (0.11)%	(242,621)	(0.11)%
TOTAL NET ASSETS - 100.00%	$217,026,528	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$182,672,468
Gross unrealized appreciation	36,393,814
Gross unrealized depreciation	(1,797,133)
Net unrealized appreciation	$34,596,681

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$79,829,551	$-	$-	$79,829,551
Energy	16,390,495	-	-	16,390,495
Financials	14,768,027	-	-	14,768,027
Health Care	10,033,405	-	-	10,033,405
Industrials	52,830,657	-	-	52,830,657
Materials	28,430,342	-	-	28,430,342
Total Common Stock	$202,282,477	$-	$-	$202,282,477

Partnerships
Energy	$6,405,133	$-	$-	$6,405,133

Short-Term Investments
Money Market Funds	$8,581,539	$-	$-	$8,581,539
Total Short-Term Investments	$8,581,539	$-	$-	$8,581,539

Total Investments in Securities	$217,269,149	$-	$-	$217,269,149

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
July 31, 2013 (Unaudited)
		Number of		% of Net
		Shares	Value	Assets
COMMON STOCKS - 97.47%
Consumer Discretionary - 6.59%
Ford Motor Co.		196,900	$3,323,672	2.39%
McDonald's Corp.		26,700	2,618,736	1.88%
Time Warner Cable, Inc.		28,400	3,239,588	2.32%
			9,181,996	6.59%
Consumer Staples - 24.03%
Altria Group, Inc.		75,000	2,629,500	1.89%
ConAgra Foods, Inc.		77,500	2,806,275	2.01%
General Mills, Inc.		60,800	3,161,600	2.27%
Kellogg Co.		43,700	2,894,688	2.08%
Kimberly Clark Corp.		28,500	2,815,800	2.02%
Kraft Foods Group, Inc.		55,000	3,111,900	2.23%
Pepsico, Inc.		35,300	2,948,962	2.12%
Philip Morris International, Inc.		29,100	2,595,138	1.86%
Procter & Gamble Co.		33,800	2,714,140	1.95%
Sysco Corp.		79,900	2,757,349	1.98%
Unilever NV - ADR (a)		62,900	2,516,629	1.80%
Unilever PLC - ADR (a)		62,600	2,543,438	1.82%
			33,495,419	24.03%
Energy - 9.29%
BP PLC - ADR (a)		57,300	2,374,512	1.70%
Chevron Corp.		22,000	2,769,580	1.99%
ConocoPhillips		43,600	2,827,896	2.03%
Royal Dutch Shell PLC - ADR (a)		35,200	2,494,624	1.79%
Total SA - ADR (a)		46,700	2,477,435	1.78%
			12,944,047	9.29%
Financials - 5.74%
Banco Santander SA - ADR (a)		310,000	2,269,200	1.63%
HSBC Holdings PLC - ADR (a)		45,100	2,559,425	1.83%
Wells Fargo & Co.		73,000	3,175,500	2.28%
			8,004,125	5.74%
Health Care - 12.39%
Bristol-Myers Squibb Co.		69,500	3,005,180	2.15%
Eli Lilly & Co.		47,300	2,512,103	1.80%
GlaxoSmithKline PLC - ADR (a)		56,100	2,858,856	2.05%
Johnson & Johnson		34,600	3,235,100	2.32%
Merck & Co., Inc.		61,300	2,952,821	2.12%
Pfizer, Inc.		92,800	2,712,544	1.95%
			17,276,604	12.39%
Industrials - 15.47%
General Dynamics Corp.		38,900	3,319,726	2.38%
General Electric Co.		113,300	2,761,121	1.98%
Lockheed Martin Corp.		29,400	3,531,528	2.54%
Norfolk Southern Corp.		36,800	2,692,288	1.93%
Raytheon Co.		48,700	3,498,608	2.51%
United Parcel Service, Inc.		32,100	2,786,280	2.00%
Waste Management, Inc.		70,600	2,967,318	2.13%
			21,556,869	15.47%
Information Technology - 6.29%
Automatic Data Processing, Inc.		42,300	3,049,407	2.19%
Intel Corp.		120,000	2,796,000	2.00%
Microsoft Corp.		91,800	2,921,994	2.10%
			8,767,401	6.29%
Materials - 12.20%
Arcelormittal SA Luxembourg - ADR (a)		146,700	1,902,699	1.37%
EI Du Pont de Nemours & Co.		53,400	3,080,646	2.21%
Freeport-McMoRan Copper & Gold, Inc.		71,700	2,027,676	1.45%
International Paper Co.		60,500	2,922,755	2.10%
Newmont Mining Corp.		58,600	1,758,000	1.26%
Nucor Corp.		54,600	2,554,188	1.83%
The Dow Chemical Co.		78,700	2,757,648	1.98%
			17,003,612	12.20%
Telecommunication Services - 5.47%
AT&T, Inc.		72,200	2,546,494	1.83%
CenturyLink, Inc.		62,300	2,233,455	1.60%
Verizon Communications, Inc.		57,500	2,845,100	2.04%
			7,625,049	5.47%
TOTAL COMMON STOCKS (Cost $109,088,894)			135,855,122	97.47%

SHORT-TERM INVESTMENTS - 2.38%
Money Market Funds - 2.38%
Fidelity Government Portfolio - Institutional Class
0.01% (b)		3,324,164	3,324,164	2.38%
TOTAL MONEY MARKET FUNDS (Cost $3,324,164)			3,324,164	2.38%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,324,164)			3,324,164	2.38%

Total Investments (Cost $112,413,058) - 99.85%			139,179,286	99.85%
Other Assets in Excess of Liabilities - 0.15%			212,256	0.15%
TOTAL NET ASSETS - 100.00%			$139,391,542	100.00%

Percentages are stated as a percent of net assets.

(a)	U.S. traded security of a foreign corporation.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2013.
ADR -	American Depositary Receipt

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$112,841,426
Gross unrealized appreciation	29,137,240
Gross unrealized depreciation	(2,799,380)
Net unrealized appreciation	$26,337,860

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$9,181,996	$-	$-	$9,181,996
Consumer Staples	33,495,419	-	-	33,495,419
Energy	12,944,047	-	-	12,944,047
Financials	8,004,125	-	-	8,004,125
Health Care	17,276,604	-	-	17,276,604
Industrials	21,556,869	-	-	21,556,869
Information Technology	8,767,401	-	-	8,767,401
Materials	17,003,612	-	-	17,003,612
Telecommunication Services	7,625,049	-	-	7,625,049
Total Common Stock	$135,855,122	$-	$-	$135,855,122

Short-Term Investments
Money Market Funds	$3,324,164	$-	$-	$3,324,164
Total Short-Term Investments	$3,324,164	$-	$-	$3,324,164

Total Investments in Securities	$139,179,286	$-	$-	$139,179,286

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Mutual Funds, Inc.

By (Signature and Title) /s/ Neil J. Hennessy
                                            Neil J. Hennessy, Chief Executive Officer

Date  September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil J. Hennessy
                                              Neil J. Hennessy, Chief Executive Officer

Date  September 27, 2013

By (Signature and Title)* /s/ Teresa M. Nilsen
                                             Teresa M. Nilsen, Principal Financial Officer

Date  September 27, 2013